Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Japanese plans	Mar. 31, 2013 Equity securities Foreign Plans	Mar. 31, 2013 Equity securities Common stocks Japan Japanese plans	Mar. 31, 2012 Equity securities Common stocks Japan Japanese plans	Mar. 31, 2013 Equity securities Common stocks Foreign Japanese plans	Mar. 31, 2012 Equity securities Common stocks Foreign Japanese plans	Mar. 31, 2013 Debt securities Japanese plans	Mar. 31, 2013 Debt securities Foreign Plans	Mar. 31, 2013 Debt securities Public and corporate bonds Japan Japanese plans	Mar. 31, 2012 Debt securities Public and corporate bonds Japan Japanese plans	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Japanese plans	Mar. 31, 2012 Debt securities Public and corporate bonds Foreign Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 15,885	¥ 1,494,011	¥ 1,379,373	$ 5,673	¥ 533,551	¥ 385,348
Estimated prior service costs	(53)	(5,000)		3	300
Estimated net actuarial loss	130	12,200		47	4,400
Percentage of plan assets invested							50.00%	60.00%					30.00%	30.00%
Plan asset allocation									71.00%	69.00%	29.00%	31.00%			44.00%	35.00%	56.00%	65.00%
Expected contribution to pension plans	$ 575	¥ 54,094		$ 92	¥ 8,688